Accounts Receivables, Net (Tables)	12 Months Ended
Sep. 30, 2022
Accounts Receivables, Net [Abstract]
Schedule of accounts receivable
	As of September 30,
	2021	2022
Accounts receivable	$6,881,763	$8,601,585
Less: allowance for doubtful accounts	(34,155)	(1,059,523)
Accounts receivable, net	$6,847,608	$7,542,062

Schedule of allowance for doubtful accounts
	As of September 30,
	2021	2022
Balance at beginning of year	$21,451	$34,155
Current period addition	11,438	1,117,156
Reversal	-	(625)
Foreign currency translation adjustment	1,266	(91,163)
Balance at the end of year	$34,155	$1,059,523